FINANCIAL DATA OF THE COMMINGLED TRUST - Schedule of Master Trust Net Assets Available for Benefit (Details) - EBP 013 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Liabilities:
Net Assets Available for Benefits	$ 293,735	$ 267,093
Commingled Trust
Investments at Fair Value:
Total Investments at Fair Value	3,358,656	3,134,815
Investments at Contract Value:
Total Investments at Contract Value	411,008	475,251
Total Investments	3,769,664	3,610,066
Receivables:
Accrued Interest and Dividends	37	52
Total Receivables	37	52
Total Assets	3,769,701	3,610,118
Liabilities:
Pending Trades	0	(12)
Administrative Expenses Payable	(743)	(969)
Total Liabilities	(743)	(981)
Net Assets Available for Benefits	3,768,958	3,609,137
Commingled Trust | NT Collective S&P 500 Index Fund
Investments at Fair Value:
Total Investments at Fair Value	724,829	709,312
Commingled Trust | JP Morgan ACWI Ex US Fund
Investments at Fair Value:
Total Investments at Fair Value	194,637	176,480
Commingled Trust | NT Collective Russell 1000 Growth Index Fund
Investments at Fair Value:
Total Investments at Fair Value	286,910	270,329
Commingled Trust | Vanguard Fiduciary Trust Target Retirement Income Fund
Investments at Fair Value:
Total Investments at Fair Value	55,187	53,960
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2025 Fund
Investments at Fair Value:
Total Investments at Fair Value	288,590	300,910
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2035 Fund
Investments at Fair Value:
Total Investments at Fair Value	563,427	521,599
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2045 Fund
Investments at Fair Value:
Total Investments at Fair Value	464,686	399,470
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2055 Fund
Investments at Fair Value:
Total Investments at Fair Value	208,728	172,351
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2065 Fund
Investments at Fair Value:
Total Investments at Fair Value	68,107	47,348
Commingled Trust | Capital Group Employee Benefit Investment Trust
Investments at Fair Value:
Total Investments at Fair Value	203,084	192,297
Commingled Trust | Short-Term Investments
Investments at Fair Value:
Total Investments at Fair Value	7,528	14,124
Commingled Trust | JP Morgan Large Cap Value Fund
Investments at Fair Value:
Total Investments at Fair Value	101,730	84,035
Commingled Trust | Blackrock Funds Advantage Small Cap Core Fund
Investments at Fair Value:
Total Investments at Fair Value	93,550	94,802
Commingled Trust | Charles Schwab Self Directed Account - Mutual Funds
Investments at Fair Value:
Total Investments at Fair Value	66,324	62,548
Commingled Trust | Common Stock of The Goodyear Tire & Rubber Company
Investments at Fair Value:
Total Investments at Fair Value	31,339	35,250
Plan's Interest in Commingled Trust
Investments at Fair Value:
Total Investments at Fair Value	255,678	226,609
Investments at Contract Value:
Total Investments at Contract Value	29,446	32,194
Total Investments	285,124	258,803
Receivables:
Accrued Interest and Dividends	2	3
Total Receivables	2	3
Total Assets	285,126	258,806
Liabilities:
Pending Trades	0	(1)
Administrative Expenses Payable	(66)	(80)
Total Liabilities	(66)	(81)
Net Assets Available for Benefits	285,060	258,725
Plan's Interest in Commingled Trust | NT Collective S&P 500 Index Fund
Investments at Fair Value:
Total Investments at Fair Value	63,835	57,222
Plan's Interest in Commingled Trust | JP Morgan ACWI Ex US Fund
Investments at Fair Value:
Total Investments at Fair Value	18,928	16,284
Plan's Interest in Commingled Trust | NT Collective Russell 1000 Growth Index Fund
Investments at Fair Value:
Total Investments at Fair Value	26,375	24,177
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement Income Fund
Investments at Fair Value:
Total Investments at Fair Value	4,087	4,128
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2025 Fund
Investments at Fair Value:
Total Investments at Fair Value	20,788	21,468
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2035 Fund
Investments at Fair Value:
Total Investments at Fair Value	30,717	27,602
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2045 Fund
Investments at Fair Value:
Total Investments at Fair Value	29,587	24,821
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2055 Fund
Investments at Fair Value:
Total Investments at Fair Value	12,486	9,549
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2065 Fund
Investments at Fair Value:
Total Investments at Fair Value	8,941	5,841
Plan's Interest in Commingled Trust | Capital Group Employee Benefit Investment Trust
Investments at Fair Value:
Total Investments at Fair Value	21,343	19,149
Plan's Interest in Commingled Trust | Short-Term Investments
Investments at Fair Value:
Total Investments at Fair Value	521	956
Plan's Interest in Commingled Trust | JP Morgan Large Cap Value Fund
Investments at Fair Value:
Total Investments at Fair Value	9,523	7,780
Plan's Interest in Commingled Trust | Blackrock Funds Advantage Small Cap Core Fund
Investments at Fair Value:
Total Investments at Fair Value	5,742	5,067
Plan's Interest in Commingled Trust | Charles Schwab Self Directed Account - Mutual Funds
Investments at Fair Value:
Total Investments at Fair Value	482	275
Plan's Interest in Commingled Trust | Common Stock of The Goodyear Tire & Rubber Company
Investments at Fair Value:
Total Investments at Fair Value	$ 2,323	$ 2,290